Cover	Jul. 27, 2021	Feb. 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 27, 2021
Entity Registrant Name	LIBERTY OILFIELD SERVICES INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38081
Entity Tax Identification Number	81-4891595
Entity Address, Address Line One	950 17th Street
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	515-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01
Trading Symbol	LBRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag		false
Entity Central Index Key		0001694028